SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016	Apr. 30, 2017
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
Preferred stock, shares authorized	5,000,000
Preferred stock, par value (in dollars per share)	$ 1
Preferred stock, outstanding shares	0
Common stock, authorized shares	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 1	$ 1
Repurchase of common stock	1,500,000	3,800,000
Repurchase of common stock, value	$ 129.7	$ 262.4	$ 232.3
Share repurchase authorized amount				$ 650.0
Share repurchase remained authorized amount	$ 625.2	$ 104.9